Schedule of Investments (unaudited)	iShares® U.S. Real Estate ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.6%
PS Business Parks Inc.	103,426	$15,315,322
STORE Capital Corp.	1,253,871	43,271,088
VEREIT Inc.	1,183,307	54,349,291
WP Carey Inc.	918,473	68,536,455
		181,472,156
Health Care REITs — 8.5%
Healthcare Realty Trust Inc.	729,659	22,035,702
Healthcare Trust of America Inc., Class A	1,129,409	30,155,220
Healthpeak Properties Inc.	2,780,337	92,557,419
Medical Properties Trust Inc.	3,036,440	61,032,444
National Health Investors Inc.	236,544	15,860,275
Omega Healthcare Investors Inc.	1,212,230	43,991,827
Physicians Realty Trust	1,109,756	20,497,193
Sabra Health Care REIT Inc.	1,112,055	20,239,401
Ventas Inc.	1,934,991	110,487,986
Welltower Inc.	2,153,579	178,962,415
		595,819,882
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts Inc.(a)	3,645,301	62,298,194

Industrial REITs — 10.2%
Americold Realty Trust	1,304,446	49,373,281
Duke Realty Corp.	1,934,149	91,581,955
EastGroup Properties Inc.	206,116	33,895,776
First Industrial Realty Trust Inc.	665,154	34,740,994
Lexington Realty Trust	1,431,883	17,111,002
Prologis Inc.	3,781,497	452,002,336
Rexford Industrial Realty Inc.	690,489	39,323,349
		718,028,693
Mortgage REITs — 2.8%
AGNC Investment Corp.	2,704,638	45,681,336
Annaly Capital Management Inc.	7,219,358	64,107,899
Blackstone Mortgage Trust Inc., Class A	757,412	24,153,868
New Residential Investment Corp.	2,403,525	25,453,330
Starwood Property Trust Inc.	1,481,765	38,777,790
		198,174,223
Office REITs — 6.7%
Alexandria Real Estate Equities Inc.	707,564	128,734,194
Boston Properties Inc.	732,868	83,979,344
Corporate Office Properties Trust	594,206	16,631,826
Cousins Properties Inc.	766,788	28,202,463
Douglas Emmett Inc.	849,251	28,551,818
Equity Commonwealth	627,387	16,437,539
Highwoods Properties Inc.	535,987	24,210,533
Hudson Pacific Properties Inc.	777,635	21,633,806
JBG SMITH Properties	570,666	17,981,686
Kilroy Realty Corp.	545,830	38,011,601
SL Green Realty Corp.	357,978	28,638,240
Vornado Realty Trust	808,736	37,743,709
		470,756,759
Real Estate Development — 0.3%
Howard Hughes Corp. (The)(a)(b)	232,812	22,689,858

Real Estate Services — 3.3%
CBRE Group Inc., Class A(a)	1,731,357	148,429,236
Jones Lang LaSalle Inc.(a)	264,420	51,683,533
Opendoor Technologies Inc.(a)(b)	1,755,414	31,123,490
		231,236,259
Security	Shares	Value

Research & Consulting Services — 2.4%
CoStar Group Inc.(a)(b)	2,037,140	$168,715,935

Residential REITs — 14.7%
American Campus Communities Inc.	711,972	33,263,332
American Homes 4 Rent, Class A	1,413,968	54,932,657
Apartment Income REIT Corp.	810,376	38,436,134
Apartment Investment & Management Co., Class A	773,363	5,189,266
AvalonBay Communities Inc.	720,086	150,274,747
Camden Property Trust	504,225	66,895,531
Equity LifeStyle Properties Inc.	875,215	65,037,227
Equity Residential	1,774,793	136,659,061
Essex Property Trust Inc.	335,322	100,599,953
Invitation Homes Inc.	2,927,959	109,183,591
Mid-America Apartment Communities Inc.	590,635	99,474,747
Sun Communities Inc.	576,913	98,882,888
UDR Inc.	1,531,919	75,033,392
		1,033,862,526
Retail REITs — 8.5%
Brixmor Property Group Inc.	1,529,107	35,001,259
Federal Realty Investment Trust	364,428	42,700,029
Kimco Realty Corp.	2,236,888	46,639,115
National Retail Properties Inc.	906,594	42,501,127
Realty Income Corp.	1,926,886	128,600,371
Regency Centers Corp.	815,882	52,273,560
Simon Property Group Inc.	1,694,561	221,106,319
Spirit Realty Capital Inc.	592,781	28,358,643
		597,180,423
Specialized REITs — 38.7%
American Tower Corp.	2,324,276	627,879,919
CoreSite Realty Corp.	221,826	29,857,780
Crown Castle International Corp.	2,209,218	431,018,432
CubeSmart	1,038,014	48,080,808
CyrusOne Inc.	631,148	45,139,705
Digital Realty Trust Inc.	1,452,455	218,536,379
Equinix Inc.	398,764	320,047,986
Extra Space Storage Inc.	689,772	112,998,449
Gaming and Leisure Properties Inc.	1,130,191	52,361,749
Iron Mountain Inc.	1,490,636	63,083,716
Lamar Advertising Co., Class A	447,325	46,709,677
Life Storage Inc.	395,832	42,492,565
PotlatchDeltic Corp.	344,609	18,315,968
Public Storage	785,239	236,113,515
Rayonier Inc.	718,645	25,820,915
SBA Communications Corp.	563,995	179,745,206
VICI Properties Inc.	2,770,871	85,952,418
Weyerhaeuser Co.	3,864,500	133,016,090
		2,717,171,277
Total Common Stocks — 99.6%
(Cost: $7,253,761,589)		6,997,406,185

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	23,807,735	23,822,020

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,010,000	$10,010,000
		33,832,020

Total Short -Term Investments — 0.5%
(Cost: $33,832,019)		33,832,020

Total Investments in Securities — 100.1%
(Cost: $7,287,593,608)		7,031,238,205

Other Assets, Less Liabilities — (0.1)%		(4,580,869)
Net Assets—100.0%		$7,026,657,336

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,932,786	$21,888,859	(a)	$—	$3,465	$(3,090)	$23,822,020	23,807,735	$1,770	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,890,000	5,120,000	(a)	—	—	—	10,010,000	10,010,000	209		—
					$3,465	$(3,090)	$33,832,020		$1,979		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
DJ U.S. Real Estate Index	788	09/17/21	$31,276	$(401,091)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Real Estate ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,997,406,185	$—	$—	$6,997,406,185
Money Market Funds	33,832,020	—	—	33,832,020
	$7,031,238,205	$—	$—	$7,031,238,205
Derivative financial instruments(a)
Liabilities
Futures Contracts	(401,091)	$—	$—	$(401,091)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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